S000005562 [Member] Investment Objectives and Goals - Nuveen Oregon Intermediate Municipal Bond Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Oregon Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide maximum current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with prudent investment risk.